Fair Value of Financial Instruments - Fair value measurements on a recurring basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Investments in available-for-sale-securities	$ 364	$ 222
Fair Value, Inputs, Level 1 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Investments in available-for-sale-securities	364	222
Fair Value, Recurring [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Investments in available-for-sale-securities	364	222
Total	364	222
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Investments in available-for-sale-securities	364	222
Total	$ 364	$ 222